UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09012

Smith Barney Institutional Cash Management Inc

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: 5/31

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Smith Barney Institutional Cash Management Fund Inc. assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Equity Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09012
Reporting Period: 07/01/2006 - 06/30/2007
Smith Barney Institutional Cash Management Fund Inc.

=========== WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND ===========

================ WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND =================

=========== WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND ============

========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Institutional Cash Management Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 31, 2007